Subsequent Events (10K) (Details) (Subsequent Event [Member], USD $)	0 Months Ended
	Apr. 27, 2015	Apr. 28, 2015	Apr. 21, 2015	Feb. 27, 2015	May 05, 2015
Subsequent Event [Line Items]
Convertible promissory note		$ 40,000	$ 26,500		$ 50,000
Payment of legal fees		3,500	1,500
Payment of debt	400,000
Vis Vires Group, Inc [Member] | Securities Purchase Agreement [Member] | VVG Note [Member]
Subsequent Event [Line Items]
Convertible promissory note				64,000
Payment of legal fees				4,000
Reality Capital Management Limited [Member] | VVG Note [Member]
Subsequent Event [Line Items]
Payment of debt				20,000
Reality Capital Management Limited [Member] | Note Restructure Agreement [Member]
Subsequent Event [Line Items]
Convertible promissory note				50,000
Payment of debt				20,000
Debt repayment of principal balance				$ 30,000